UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 333-144660

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Dynamic Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2011
DATE OF REPORTING PERIOD: January 31, 2011

Calamos Global Dynamic Income Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CORPORATE BONDS (20.6%)
	Consumer Discretionary (4.1%)
	DISH Network Corp.
2,000,000	7.125%, 02/01/16	$2,100,000
500,000	7.875%, 09/01/19	531,875
1,000,000	Exide Technologies* 8.625%, 02/01/18	1,058,750
2,000,000	General Motors Corp. ** 7.200%, 01/15/11	720,000
2,000,000	Hanesbrands, Inc.‡ 3.831%, 12/15/14	2,012,500
1,000,000	Interpublic Group of Companies, Inc. 6.250%, 11/15/14	1,085,000
2,000,000	Jarden Corp. 8.000%, 05/01/16	2,182,500
2,000,000	Liberty Media Corp. 8.500%, 07/15/29	1,975,000
1,000,000	Live Nation Entertainment, Inc.* 8.125%, 05/15/18	1,037,500
2,000,000	Macy’s Retail Holdings, Inc. 5.900%, 12/01/16	2,145,000
2,000,000	MGM Resorts International 7.500%, 06/01/16	1,910,000
1,000,000	NetFlix, Inc. 8.500%, 11/15/17	1,135,000
2,210,000	Royal Caribbean Cruises, Ltd. 7.500%, 10/15/27	2,201,712
	Service Corp. International
1,000,000	8.000%, 11/15/21	1,097,500
1,000,000	7.000%, 05/15/19	1,032,500
1,000,000	Speedway Motorsports, Inc. 8.750%, 06/01/16	1,095,000
350,000	Wynn Las Vegas, LLC 7.750%, 08/15/20	372,750

		23,692,587

	Consumer Staples (0.6%)
333,000	Constellation Brands, Inc. 8.375%, 12/15/14	369,630
564,000	Darling International, Inc.* 8.500%, 12/15/18	611,940
230,000	Del Monte Foods Company 7.500%, 10/15/19	284,050
50,000	Elizabeth Arden, Inc.* 7.375%, 03/15/21	51,375
2,000,000	Smithfield Foods, Inc. 7.750%, 07/01/17	2,130,000

		3,446,995

	Energy (5.5%)
2,000,000	Berry Petroleum Companyµ 8.250%, 11/01/16	2,115,000
2,000,000	Bristow Group, Inc. 7.500%, 09/15/17	2,120,000
2,000,000	Chesapeake Energy Corp. 9.500%, 02/15/15	2,350,000
2,000,000	Complete Production Services, Inc.~ 8.000%, 12/15/16	2,115,000
2,850,000	Comstock Resources, Inc. 8.375%, 10/15/17	2,942,625
2,170,000	Concho Resources, Inc.~ 8.625%, 10/01/17	2,397,850
2,000,000	Dresser-Rand Group, Inc. 7.375%, 11/01/14	2,062,500
1,000,000	Frontier Oil Corp. 8.500%, 09/15/16	1,085,000
500,000	GulfMark Offshore, Inc. 7.750%, 07/15/14	511,250
360,000	Holly Corp. 9.875%, 06/15/17	398,700
1,470,000	Hornbeck Offshore Services, Inc.µ 8.000%, 09/01/17	1,515,937
2,000,000	Petroplus Holdings, AG*~ 9.375%, 09/15/19	1,960,000
2,000,000	Pride International, Inc. 8.500%, 06/15/19	2,380,000
2,000,000	SEACOR Holdings, Inc. 7.375%, 10/01/19	2,066,818
2,000,000	Superior Energy Services, Inc.~ 6.875%, 06/01/14	2,030,000
	Swift Energy Company
1,700,000	8.875%, 01/15/20~	1,870,000
515,000	7.125%, 06/01/17	528,519
1,000,000	Trinidad Drilling, Ltd.* 7.875%, 01/15/19	1,040,000

		31,489,199

	Financials (0.7%)
500,000	Janus Capital Group, Inc.µ 6.950%, 06/15/17	528,975
	Leucadia National Corp.µ
1,980,000	8.125%, 09/15/15	2,187,900
400,000	7.000%, 08/15/13	431,000
1,050,000	OMEGA Healthcare Investors, Inc. 7.500%, 02/15/20	1,113,000

		4,260,875

	Health Care (2.4%)
2,000,000	Bio-Rad Laboratories, Inc. 8.000%, 09/15/16	2,215,000
500,000	Community Health Systems, Inc. 8.875%, 07/15/15	529,375
2,000,000	Giant Funding Corp.* 8.250%, 02/01/18	2,082,500
2,000,000	HCA, Inc. 9.125%, 11/15/14	2,110,000
	HealthSouth Corp.
500,000	7.750%, 09/15/22	522,500
500,000	7.250%, 10/01/18	514,375
	Mylan, Inc.*
990,000	7.625%, 07/15/17~	1,084,050
500,000	7.875%, 07/15/20	555,625

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

2,000,000		Talecris Biotherapeutics Holdings Corp. 7.750%, 11/15/16	$2,200,000
		Valeant Pharmaceuticals International, Inc.*
1,300,000		7.000%, 10/01/20	1,347,125
250,000		6.750%, 10/01/17	258,750
569,000		Warner Chilcott Company, LLC* 7.750%, 09/15/18	594,605

			14,013,905

		Industrials (3.0%)
1,000,000		Belden, Inc.µ 7.000%, 03/15/17	1,020,000
900,000		Clean Harbors, Inc. 7.625%, 08/15/16	958,500
2,500,000		Deluxe Corp. 7.375%, 06/01/15	2,606,250
567,000		Dycom Investments, Inc.* 7.125%, 01/15/21	578,340
2,000,000		General Cable Corp.µ 7.125%, 04/01/17	2,070,000
502,000		Interline Brands, Inc. 7.000%, 11/15/18	518,315
1,105,000		Kansas City Southern 13.000%, 12/15/13	1,326,000
2,000,000		Manitowoc Company, Inc. 7.125%, 11/01/13	2,032,500
		Oshkosh Corp.
1,290,000		8.500%, 03/01/20~	1,448,025
210,000		8.250%, 03/01/17	231,525
2,000,000		SPX Corp. 7.625%, 12/15/14	2,195,000
680,000		Triumph Group, Inc.~ 8.000%, 11/15/17	724,200
1,675,000		Tutor Perini Corp.* 7.625%, 11/01/18	1,716,875

			17,425,530

		Information Technology (2.0%)
		Advanced Micro Devices, Inc.
1,000,000		7.750%, 08/01/20	1,030,000
640,000		8.125%, 12/15/17	673,600
2,000,000		Amkor Technology, Inc. 9.250%, 06/01/16	2,122,500
400,000		Equinix, Inc.µ 8.125%, 03/01/18	434,000
2,500,000		Jabil Circuit, Inc.µ 8.250%, 03/15/18	2,875,000
1,000,000		Lender Processing Services, Inc.µ 8.125%, 07/01/16	1,037,500
1,000,000		ViaSat, Inc. 8.875%, 09/15/16	1,080,000
2,500,000		Xerox Corp. 8.000%, 02/01/27	2,543,213

			11,795,813

		Materials (0.7%)
967,000		Clearwater Paper Corp.* 7.125%, 11/01/18	1,008,098
1,000,000		Southern Copper Corp.~ 7.500%, 07/27/35	1,097,459
		Steel Dynamics, Inc.µ
1,675,000		7.750%, 04/15/16	1,790,156
325,000		7.625%, 03/15/20*	349,375

			4,245,088

		Telecommunication Services (1.4%)
		Frontier Communications Corp.
2,000,000		9.000%, 08/15/31	2,130,000
500,000		8.250%, 04/15/17	562,500
1,000,000		MetroPCS Wireless, Inc. 7.875%, 09/01/18	1,050,000
2,000,000		Qwest Communications International, Inc.~ 7.750%, 02/15/31	2,065,000
2,000,000		Windstream Corp.~ 8.625%, 08/01/16	2,130,000

			7,937,500

		Utilities (0.2%)
1,000,000		Edison Mission Energy 7.750%, 06/15/16	900,000

		TOTAL CORPORATE BONDS (Cost $112,266,534)	119,207,492

CONVERTIBLE BONDS (17.2%)
		Consumer Discretionary (1.6%)
1,000,000		Coinstar, Inc. 4.000%, 09/01/14	1,295,000
4,250,000		General Motors Corp. - Series Cµ** 6.250%, 07/15/33	1,460,725
6,000,000		Interpublic Group of Companies, Inc.µ 4.250%, 03/15/23	6,622,500

			9,378,225

		Consumer Staples (0.3%)
1,500,000		Smithfield Foods, Inc.~ 4.000%, 06/30/13	1,725,000

		Energy (1.6%)
2,100,000		Petrominerales, Ltd. 2.625%, 08/25/16	2,765,438
200,000		Subsea 7, Inc. 3.500%, 10/13/14	315,517
2,800,000		Subsea 7, SA 2.250%, 10/11/13	3,396,972
1,950,000	EUR	Technip, SA 0.500%, 01/01/16	2,430,792

			8,908,719

		Financials (1.7%)
1,300,000	GBP	Aberdeen Asset Management, PLC 3.500%, 12/17/14	2,682,648
4,000,000		Affiliated Managers Group, Inc. 3.950%, 08/15/38	4,625,000

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

2,000,000		PHH Corp. 4.000%, 09/01/14	$2,322,500

			9,630,148

		Health Care (3.6%)
2,000,000		Cephalon, Inc. 2.500%, 05/01/14	2,222,500
2,000,000		Charles River Laboratories International, Inc. 2.250%, 06/15/13	2,055,000
2,000,000		Cubist Pharmaceuticals, Inc. 2.500%, 11/01/17	2,040,000
3,000,000		Kinetic Concepts, Inc.* 3.250%, 04/15/15	3,360,000
2,000,000		LifePoint Hospitals, Inc. 3.500%, 05/15/14	2,015,000
6,500,000		Shire, PLCµ 2.750%, 05/09/14	6,898,353
2,000,000		Teva Pharmaceutical Industries, Ltd. 1.750%, 02/01/26	2,164,000

			20,754,853

		Industrials (0.8%)
1,963,000		Genco Shipping & Trading, Ltd. 5.000%, 08/15/15	1,862,396
1,800,000	EUR	MTU Aero Engines Holdings, AGµ 2.750%, 02/01/12	2,820,084

			4,682,480

		Information Technology (4.3%)
		Acer, Inc.
900,000		0.000%, 08/10/15	986,040
100,000		0.000%, 08/10/17	112,380
3,550,000	GBP	Autonomy Corp., PLC 3.250%, 03/04/15	6,213,611
2,850,000	EUR	Cap Gemini, SA 1.000%, 01/01/12	1,686,311
2,000,000		Ciena Corp. 0.875%, 06/15/17	1,720,000
2,000,000		Equinix, Inc. 3.000%, 10/15/14	2,102,500
5,500,000		Intel Corp.µ 2.950%, 12/15/35	5,616,875
2,000,000		Quantum Corp.* 3.500%, 11/15/15	1,925,000
1,000,000		RF Micro Devices, Inc. 1.000%, 04/15/14	1,082,500
2,790,000		Xilinx, Inc.* 2.625%, 06/15/17	3,477,038

			24,922,255

		Materials (2.9%)
1,200,000		Anglo American, PLC 4.000%, 05/07/14	2,217,066
1,500,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	1,777,500
5,450,000		Goldcorp, Inc.µ 2.000%, 08/01/14	6,376,500
2,000,000		Kinross Gold Corp. 1.750%, 03/15/28	2,030,000
3,560,000		Sino-Forest Corp.*µ 4.250%, 12/15/16	4,525,650

			16,926,716

		Utilities (0.4%)
1,700,000	EUR	International Power, PLC 3.250%, 07/20/13	2,527,848

		TOTAL CONVERTIBLE BONDS (Cost $99,283,914)	99,456,244

U.S. GOVERNMENT AND AGENCY SECURITIES (1.2%)
		United States Treasury Note~
3,750,000		0.875%, 04/30/11	3,756,885
3,250,000		0.875%, 02/28/11	3,252,031

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $7,007,870)	7,008,916

SOVEREIGN BONDS (1.1%)
2,000,000	AUD	Commonwealth of Australia 6.250%, 06/15/14	2,066,233
350,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12	2,072,715
2,500,000	NZD	Government of New Zealand 6.000%, 04/15/15	2,036,907

		TOTAL SOVEREIGN BONDS (Cost $5,834,716)	6,175,855

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (4.2%)
		Consumer Discretionary (0.2%)
8,573		Stanley Black & Decker, Inc. 4.750%	1,000,726

		Consumer Staples (0.7%)
101,000		Archer-Daniels-Midland Company 6.250%	4,213,720

		Energy (0.9%)
80,000		Apache Corp. 6.000%	5,235,200

		Financials (1.2%)
65,000		Affiliated Managers Group, Inc.µ 5.150%	2,697,500
2,800		Bank of America Corp.µ 7.250%	2,773,400
1,600		Wells Fargo & Companyµ 7.500%	1,668,000

			7,138,900

		Materials (0.9%)
50,300		Vale, SA 6.750%	4,929,148

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

		Utilities (0.3%)
32,000		NextEra Energy, Inc. 7.000%	$1,585,600

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,964,395)	24,103,294

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (3.5%)+*
		Energy (1.3%)
175,069		Barclays Capital, Inc. (Nabors Industries, Ltd.) 12.000%, 06/04/11	4,112,371
128,700		JPMorgan Chase & Company (Pride International, Inc.) 12.000%, 02/15/11	3,776,058

			7,888,429

		Information Technology (0.8%)
248,000		Credit Suisse Group (Cirrus Logic, Inc.) 12.000%, 03/22/11	4,565,680

		Materials (1.4%)
87,600		Credit Suisse Group (Allegheny Technologies, Inc.) 12.000%, 04/19/11	4,514,904
73,000		Credit Suisse Group (Barrick Gold Corp.) 11.000%, 05/24/11	3,528,090

			8,042,994

		TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $19,000,659)	20,497,103

NUMBER OF
SHARES			VALUE

COMMON STOCKS (83.1%)
		Consumer Discretionary (7.1%)
41,000	EUR	Adidas, AGµ	2,551,526
28,650		Amazon.com, Inc.µ#	4,860,186
130,000	JPY	ASICS Corp.	1,730,680
145,000	GBP	British Sky Broadcasting Group, PLCµ	1,748,233
38,500		Carnival Corp.µ	1,721,335
30,000		CBS Corp.µ	594,900
400,000	AUD	Harvey Norman Holdings, Ltd.µ	1,202,237
39,000	JPY	Makita Corp.µ	1,688,521
72,000		News Corp. - Class Bµ	1,193,760
38,000		Nike, Inc. - Class Bµ	3,134,240
140,000	JPY	Nikon Corp.µ	3,246,893
83,000	JPY	Panasonic Corp.µ	1,140,807
9,000	EUR	Porsche Automobil Holding, SEµ	839,918
9,500	EUR	Puma, AG Rudolf Dassler Sport	2,970,782
110,000	JPY	Suzuki Motor Corp.µ	2,670,685
85,000	CHF	Swatch Group, AG	6,116,081
8,000		Target Corp.µ	438,640
31,000	JPY	Toyota Motor Corp.µ	1,276,257
46,800		Walt Disney Companyµ	1,819,116

			40,944,797

		Consumer Staples (9.7%)
53,000	EUR	Anheuser-Busch InBev, NV	2,924,389
96,000	JPY	Asahi Breweries, Ltd.µ	1,802,317
40,000		Avon Products, Inc.µ	1,132,400
53,000	EUR	Beiersdorf, AGµ	2,904,050
74,000		Coca-Cola Companyµ	4,650,900
107,000	BRL	Companhia de Bebidas das Americas	2,875,029
50,000	EUR	Danone, SA	3,006,031
355,000	GBP	Diageo, PLCµ	6,824,686
160	JPY	Japan Tobacco, Inc.µ	601,893
12,000		Kimberly-Clark Corp.µ	776,760
225,000	CHF	Nestlé, SA	12,155,806
23,000		PepsiCo, Inc.µ	1,479,130
45,000		Procter & Gamble Companyµ	2,840,850
52,000	GBP	Reckitt Benckiser Group, PLCµ	2,826,323
55,000	SEK	Swedish Match, AB	1,584,756
30,750		Sysco Corp.µ	896,055
53,000	GBP	Unilever, PLCµ	1,538,928
1,140,000	MXN	Wal-Mart de Mexico, SAB de CV	3,170,687
42,000		Wal-Mart Stores, Inc.µ	2,354,940

			56,345,930

		Energy (9.1%)
185,000	GBP	AMEC, PLCµ	3,552,437
10,000		Apache Corp.µ	1,193,600
875,000	GBP	BP, PLCµ	6,875,615
26,000		Chevron Corp.µ	2,468,180
1,600,000	HKD	CNOOC, Ltd.	3,561,518
40,000		ConocoPhillipsµ	2,858,400
23,500		Devon Energy Corp.µ	2,084,215
95,000	EUR	ENI S.p.A.µ	2,249,228
82,500		Exxon Mobil Corp.µ	6,656,100
46,500		Halliburton Companyµ	2,092,500
31,000		Marathon Oil Corp.µ	1,416,700
24,000		Noble Corp.	918,000
15,000		Occidental Petroleum Corp.µ	1,450,200
57,500	NOK	Petroleum Geo-Services ASAµ#	853,130
82,300	GBP	Royal Dutch Shell, PLCµ	2,899,558
22,000		Schlumberger, Ltd.	1,957,780
85,000	CAD	Suncor Energy, Inc.µ	3,519,349
18,000	EUR	Technip, SA	1,748,690
74,000	EUR	TOTAL, SA	4,330,207

			52,685,407

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

		Financials (8.9%)
27,500		Aflac, Inc.µ	$1,583,450
4,000		American International Group, Inc.µ#	161,400
95,000	AUD	ASX, Ltd.µ	3,546,133
135,000	EUR	Banco Santander, SAµ	1,652,961
105,000		Bank of America Corp.µ	1,441,650
41,000		Bank of New York Mellon Corp.µ	1,280,430
18,700	EUR	BNP Paribas, SAµ	1,395,741
189,615		Citigroup, Inc.µ#	913,944
29,000	EUR	Deutsche Börse, AGµ	2,197,980
12,000		Franklin Resources, Inc.µ	1,447,800
80,000	CHF	GAM Holding, Ltd.µ#	1,426,848
8,500		Goldman Sachs Group, Inc.µ	1,390,770
19,000		Hartford Financial Services Group, Inc.µ	527,820
100,000	HKD	Hong Kong Exchanges and Clearing, Ltd.	2,304,172
77,500		JPMorgan Chase & Companyµ	3,482,850
80,000	CHF	Julius Baer Group, Ltd.µ	3,620,077
99,000		Manulife Financial Corp.µ	1,726,560
16,000		MetLife, Inc.µ	732,320
98,000	CAD	Power Financial Corp.µ	2,915,484
8,500		Prudential Financial, Inc.µ	522,835
238,500	GBP	Schroders, PLCµ	6,883,443
167,000	GBP	Standard Chartered, PLCµ	4,349,268
23,500		T. Rowe Price Group, Inc.µ	1,549,120
14,000		Travelers Companies, Inc.µ	787,640
37,250		Wells Fargo & Companyµ	1,207,645
8,300	CHF	Zurich Financial Services, AGµ	2,269,353

			51,317,694

		Health Care (9.2%)
15,000		Abbott Laboratoriesµ	677,400
83,000		Bristol-Myers Squibb Companyµ	2,089,940
29,000	AUD	Cochlear, Ltd.	2,230,759
150,000	AUD	CSL, Ltd.µ	5,580,520
88,000	SEK	Elekta, AB - Class Bµ	3,564,066
34,250		Eli Lilly and Companyµ	1,190,873
80,000		Johnson & Johnsonµ	4,781,600
42,000		Medtronic, Inc.µ	1,609,440
144,533		Merck & Company, Inc.µ	4,794,160
79,600	DKK	Novo Nordisk, A/S - Class B	8,962,155
98,000	JPY	OLYMPUS Corp.µ	2,753,333
190,000		Pfizer, Inc.µ	3,461,800
25,000	CHF	Roche Holding, AGµ	3,803,451
140,000	GBP	Shire, PLC	3,693,942
18,500		Stryker Corp.µ	1,064,860
42,000		UnitedHealth Group, Inc.µ	1,724,100
17,000		Zimmer Holdings, Inc.µ#	1,005,720

			52,988,119

		Industrials (11.2%)
27,000		3M Companyµ	2,373,840
270,000	CHF	ABB, Ltd.µ#	6,378,730
54,000	EUR	ALSTOMµ	3,013,701
610,000	GBP	BAE Systems, PLCµ	3,341,515
28,000		Boeing Companyµ	1,945,440
35,000	EUR	Bouygues, SAµ	1,624,980
14,000		Danaher Corp.µ	644,840
10,000		Eaton Corp.µ	1,079,600
14,500		General Dynamics Corp.µ	1,093,300
242,500		General Electric Companyµ	4,883,950
60,000		Honeywell International, Inc.µ	3,360,600
25,000		Illinois Tool Works, Inc.µ	1,337,250
160,000	JPY	Komatsu, Ltd.	4,772,373
44,000	EUR	Konecranes OYJµ	1,847,281
47,000	EUR	Krones AGµ#	3,046,684
10,000		Lockheed Martin Corp.µ	796,000
30,000	EUR	MAN, AGµ	3,473,130
44,000	EUR	MTU Aero Engines Holdings, AGµ	3,103,148
14,000	EUR	Nexans, SAµ	1,123,129
10,000		Raytheon Companyµ	499,900
40,000	EUR	Royal Philips Electronics, NVµ	1,246,328
12,700	EUR	Schneider Electric, SA	1,977,309
28,000	EUR	SGL Carbon, AGµ#	1,059,313
63,500	EUR	Siemens, AG	8,140,290
32,000		United Technologies Corp.µ	2,601,600

			64,764,231

		Information Technology (18.7%)
72,000		Accenture, PLC - Class A	3,705,840
500,000	TWD	Acer, Inc.	1,358,434
23,400		Apple, Inc.µ#	7,940,088
1,350,000	GBP	ARM Holdings, PLC	11,121,976
90,000	EUR	ASML Holding, NV	3,773,464
260,000	GBP	Autonomy Corp., PLCµ#	6,232,667
60,000	JPY	Canon, Inc.µ	2,953,424
29,500	EUR	Cap Gemini, SAµ	1,484,083
37,000		Check Point Software Technologies, Ltd.#	1,648,350
145,000		Cisco Systems, Inc.µ#	3,066,750
132,500		Dell, Inc.µ#	1,743,700
130,000		eBay, Inc.µ#	3,946,800
65,000		EMC Corp.µ#	1,617,850
6,250		Google, Inc.µ#	3,752,250
115,762	TWD	HTC Corp.	3,891,459
185,000		Intel Corp.µ	3,970,100
15,000		International Business Machines Corp.µ	2,430,000
113,000	JPY	Konami Corp.µ	2,262,280
285,000	SEK	LM Ericsson Telephone Companyµ	3,513,714
85,000	CHF	Logitech International, SAµ#	1,594,092

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

190,000		Microsoft Corp.µ	$5,267,750
5,625		Motorola Mobility Holdings, Inc.#	156,769
6,428		Motorola Solutions, Inc.#	249,214
23,000	JPY	Murata Manufacturing Company, Ltd.	1,746,496
20,400	JPY	Nintendo Company, Ltd.µ	5,515,860
580,000	EUR	Nokia, OYJ	6,186,592
92,000	JPY	Nomura Research Institute, Ltd.µ	2,002,501
75,000		Oracle Corp.µ	2,402,250
30,393		QUALCOMM, Inc.µ	1,645,173
5,560	KRW	Samsung Electronics Company, Ltd.µ	4,881,603
88,000	EUR	SAP, AG	5,091,031
75,000		Symantec Corp.µ#	1,320,750

			108,473,310

		Materials (5.1%)
114,000	GBP	Anglo American, PLCµ	5,589,190
20,500	EUR	BASF, SEµ	1,578,172
105,000	AUD	BHP Billiton, Ltd.	4,671,304
60,000	GBP	BHP Billiton, PLCµ	2,291,031
41,000		Dow Chemical Companyµ	1,454,680
36,000		E.I. du Pont de Nemours and Companyµ	1,824,480
35,803		Freeport-McMoRan Copper & Gold, Inc.µ	3,893,576
30,000	GBP	Rio Tinto, PLCµ	2,060,281
10,500	CHF	Syngenta, AG	3,386,147
50,000	CAD	Teck Resources, Ltd. - Class B	3,028,412

			29,777,273

		Telecommunication Services (3.2%)
93,500		América Móvil, SAB de CVµ	5,328,565
145,000		AT&T, Inc.µ	3,990,400
96,000	EUR	France Telecom, SAµ	2,093,774
5,520		Frontier Communications Corp.	50,618
23,000		Verizon Communications, Inc.µ	819,260
2,157,000	GBP	Vodafone Group, PLC	6,053,837

			18,336,454

		Utilities (0.9%)
47,500		Duke Energy Corp.µ	849,300
10,500		Exelon Corp.µ	446,355
45,801	EUR	GDF Suezµ	1,814,173
29,000	EUR	RWE, AG	2,091,527

			5,201,355

		TOTAL COMMON STOCKS (Cost $562,720,430)	480,834,570

WARRANTS (0.0%)
		Financials (0.0%)
1		American International Group, Inc.# 0.000%, 01/19/21 (Cost $12)	11

NUMBER OF
CONTRACTS			VALUE

PURCHASED OPTIONS (0.0%) #
		Consumer Discretionary (0.0%)
55		Amazon.com, Inc. Call, 01/19/13, Strike $180.00	$162,800

		Industrials (0.0%)
200		Genco Shipping & Trading, Ltd. Put, 07/16/11, Strike $9.00	10,000

		TOTAL PURCHASED OPTIONS (Cost $228,411)	172,800

NUMBER OF
SHARES			VALUE

SHORT TERM INVESTMENT (2.6%)
15,172,332		Fidelity Prime Money Market Fund - Institutional Class (Cost $15,172,332)	15,172,332

TOTAL INVESTMENTS (133.5%) (Cost $842,479,273)			772,628,617

LIABILITIES, LESS OTHER ASSETS (-33.5)%			(193,875,884)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)			$578,752,733

NUMBER OF
SHARES			VALUE

COMMON STOCKS SOLD SHORT (-2.4%)#
		Consumer Discretionary (-0.4%)
(13,800)		Coinstar, Inc.	(571,182)
(183,600)		Interpublic Group of Companies, Inc.	(1,962,684)

			(2,533,866)

		Consumer Staples (-0.1%)
(39,600)		Smithfield Foods, Inc.	(788,436)

		Financials (-0.4%)
(11,800)		Affiliated Managers Group, Inc.	(1,201,594)
(50,000)		PHH Corp.	(1,194,500)

			(2,396,094)

		Health Care (-0.8%)
(15,000)		Cephalon, Inc.	(886,200)
(20,500)		Charles River Laboratories International, Inc.	(786,175)
(44,000)		Cubist Pharmaceuticals, Inc.	(965,360)
(30,000)		Kinetic Concepts, Inc.	(1,383,900)
(19,300)		LifePoint Hospitals, Inc.	(679,360)

			(4,700,995)

		Industrials (-0.1%)
(49,800)		Genco Shipping & Trading, Ltd.	(575,688)

		Information Technology (-0.5%)
(29,000)		Ciena Corp.	(638,870)
(6,000)		Equinix, Inc.	(530,520)
(350,000)		Quantum Corp.	(941,500)

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES		VALUE

(75,000)	RF Micro Devices, Inc.	$(504,000)

		(2,614,890)

	Materials (-0.1%)
(14,000)	Kinross Gold Corp.	(232,960)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $13,576,097)	(13,842,929)

NUMBER OF
CONTRACTS		VALUE

WRITTEN OPTIONS (-0.4%)#
	Consumer Discretionary (0.0%)
50	Coinstar, Inc. Call, 07/16/11, Strike $47.50	(13,875)

	Other (-0.4%)
6,700	iShares MSCI EAFE Index Fund Call, 03/19/11, Strike $58.00	(1,778,850)
1,150	SPDR Trust Series 1 Call, 03/19/11, Strike $125.00	(623,300)

		(2,402,150)

	TOTAL WRITTEN OPTIONS (Premium $1,777,670)	(2,416,025)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2011, the value of 144A securities that could not be exchanged to the registered form is $37,707,841 or 6.5% of net assets applicable to common shareholders.
**	General Motors filed for bankruptcy on June 1, 2009 and the bankruptcy plan transferred the assets and liabilities of the company into one of four trusts. The General Unsecured Creditors Trust will resolve the outstanding claims and distribute common stock and warrants of the new General Motors in lieu of cash proceeds.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2011.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $393,213,898.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities aggregate a total value of $25,280,426.
+	Structured equity-linked securities are designed to simulate the characteristics of the equity security in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

INTEREST RATE SWAPS

					Unrealized
	Fixed Rate	Floating Rate	Termination	Notional	Appreciation/
Counterparty	(Fund Pays)	(Fund Receives)	Date	Amount	(Depreciation)

BNP Paribas, SA	2.5350% quarterly	3 month LIBOR	03/09/14	$80,000,000	$(3,357,734)

BNP Paribas, SA	2.0200% quarterly	3 month LIBOR	03/09/12	55,000,000	(1,100,461)

BNP Paribas, SA	1.8525% quarterly	3 month LIBOR	09/14/12	36,900,000	(821,978)

					$(5,280,173)

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

CURRENCY EXPOSURE JANUARY 31, 2011 (UNAUDITED)
	Value	% of Total Investments

US Dollar	$427,280,146	56.5%

European Monetary Unit	92,004,647	12.2%

British Pound Sterling	86,779,189	11.5%

Swiss Franc	40,750,585	5.4%

Japanese Yen	36,164,320	4.8%

Australian Dollar	19,297,186	2.5%

Canadian Dollar	9,463,245	1.2%

Danish Krone	8,962,155	1.2%

Swedish Krona	8,662,536	1.1%

Hong Kong Dollar	5,865,690	0.8%

New Taiwanese Dollar	5,249,893	0.7%

Brazilian Real	4,947,744	0.7%

South Korean Won	4,881,603	0.6%

Mexican Peso	3,170,687	0.4%

New Zealand Dollar	2,036,907	0.3%

Norwegian Krone	853,130	0.1%

Total Investments Net of Common Stocks Sold Short and Written Options	$756,369,663	100.0%

Currency exposure may vary over time.

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007. The Fund’s investment objective is to generate a high level of current income with a secondary objective of capital appreciation.

Fund Valuation. The valuation of the Fund’s securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2011.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to a Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward foreign currency contracts at January 31, 2011.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2011. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows:

Cost basis of Investments	$850,130,051

Gross unrealized appreciation	48,078,064
Gross unrealized depreciation	(125,579,498)

Net unrealized appreciation (depreciation)	$(77,501,434)

NOTE 3 – SHORT SALES

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 4 – BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. (as successor to Bank of America N.A.) (“BNP”) that allows the Fund to borrow up to an initial limit of $300,000,000 and a Lending Agreement, as defined below. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .95% on the amount borrowed and .85% on the undrawn balance. For the period ended January 31, 2011, the average borrowings and the average interest rate were $191,000,000 and 1.28%, respectively. As of January 31, 2011, the amount of such outstanding borrowings is $191,000,000. The interest rate applicable to the borrowings on January 31, 2011 was 1.25%.

The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

NOTE 5 – INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 4 – Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. Three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another). In the case of a coupon swap, a Fund may agree with a counterparty that the Fund will pay a fixed rate (multiplied by a notional amount) while the counterparty will pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 6 – STRUCTURED EQUITY-LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

NOTE 7 – VALUATIONS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities (including U.S. government and government agency obligations) are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$119,207,492	$—	$119,207,492
Convertible Bonds		99,456,244		99,456,244
U.S. Government and Agency Securities		7,008,916		7,008,916
Sovereign Bonds		6,175,855		6,175,855
Convertible Preferred Stocks	16,170,594	7,932,700		24,103,294
Structured Equity-Linked Securities		20,497,103		20,497,103
Common Stocks	191,791,163	289,043,407		480,834,570
Warrants	11			11
Purchased Options	172,800			172,800
Short Term Investment	15,172,332			15,172,332

	$223,306,900	$549,321,717	$—	$772,628,617

Liabilities:
Common Stocks sold short	13,842,929		—	13,842,929
Written Options	2,416,025			2,416,025
Interest Rate Swaps		5,280,173		5,280,173

Total	$16,258,954	$5,280,173	$—	$21,539,127

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 24, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 24, 2011

By:	/s/ Nimish S. Bhatt

Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 24, 2011